LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Debt Instrument [Line Items]
Loans Payable to Bank	$ 1,215	$ 21,288
Less: current portion	(319)	(20,310)
Long-term bank loans	896	978
Malaysian Ringgit (MYR) denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	905	947
Singapore Dollar (SGD) denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	310	346
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 0	$ 19,995